Litman/Gregory Fund Advisors LLC
4 Orinda Way, Suite 200-D
Orinda, CA 94563

April 30, 2009

VIA EDGAR TRANSMISSION

Mr. Jim O’Connor
United States Securities and Exchange Commission
Division of Investment Management
100 F Street N.E.
Washington D.C.  20549

Re:	Masters’ Select Funds Trust (the “Trust”)
File Nos.: 333-10015 and 811-07763

Dear Mr. O’Connor:

This amendment is being filed under Rule 485(b) under the Securities Act of 1933, as amended (the “1933 Act”) in response to the comments provided to Elaine Richards of U.S. Bancorp Fund Services, LLC on April 21, 2009 regarding the Trust’s Post-Effective Amendment (“PEA”) No. 41 to its registration statement.  PEA No. 41 was filed pursuant to Rule 485(a) under the 1933 Act on Form N-1A on February 27, 2009, and would have become effective 60 days after filing on April 28, 2009.  However, please note that the Trust has subsequently filed PEA No. 42 pursuant to Rule 485(b)(1)(iii) to designate April 30, 2009 as the new effective date of PEA No. 41.  PEA No. 41 was filed for the purpose of (1) registering a new class of shares—Investor Class shares—to each of the Masters’ Select Equity Fund and the Masters’ Select International Fund; and (2) removing and replacing a sub-advisor to the Masters’ Select Equity Fund and Masters’ Select Value Fund (Legg Mason Capital Management) as disclosed in the Supplement to the Trust’s Registration Statement made pursuant to Rule 497(e) of the 1933 Act and filed on October 3, 2008 (accession number 0000894189-08-003217).  The Trust is filing this PEA No. 43 under Rule 485(b) with the revisions discussed herein in response to your comments, to make certain non-material changes as appropriate, and to file any outstanding exhibits to the registration statement.

For your convenience in reviewing the Trust’s responses, your comments and suggestions are included in bold typeface immediately followed by the Trust’s responses.

In addition, in connection with this filing, the Trust hereby states the following:

1.
The Trust acknowledges that in connection with the comments made by the Staff of the SEC, the Staff has not passed on the accuracy or adequacy of the disclosure made herein, and the Trust and its management are solely responsible for the content of such disclosure;

2.
The Trust acknowledges that the Staff’s comments, and changes in disclosure in response to the Staff’s comments, do not foreclose the SEC or other regulatory body from the opportunity to seek enforcement or take other action with respect to the disclosure made herein; and

3.
The Trust represents that neither it nor its management will assert the Staff’s comments or changes in disclosure in response to the Staff’s comments as an affirmative defense in any action or proceeding by the SEC or any person.

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The Trust’s responses to your comments are as follows:

The Prospectus states that the Equity and International Funds can invest in small and large cap securities.  Please consider adding a sentence that either: (1) indicates each Fund’s current positioning with respect to their holdings in small and large cap securities (e.g., 60% in small, 20% in mid, 20% in large as of the date of the Prospectus); or (2) states that because the Fund is managed by a team of independent sub-advisers, it is in the discretion of each sub-adviser to invest any amount deemed appropriate in companies of any size capitalization.

The Trust responds by adding the following statement to the Principal Strategies sections of the above-mentioned Funds:

Each sub-advisor uses its own discretion to invest in any sized company it deems appropriate.

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I trust that the above response and revision adequately addresses your comment.  If you have any additional questions or require further information, please contact Elaine Richards at (626) 914-7363.

Sincerely,

/s/Kenneth E. Gregory

Kenneth E. Gregory
President
Masters’ Select Funds Trust

cc:       Mitchell Nichter, Esq., and Marisa Rolland, Esq., Paul, Hastings, Janofsky & Walker LLP